A reconciliation of the federal income tax rate to the Companys effective tax rate as of December 31, 2022 and December 31, 2021 is as follows (FY) (Details)	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit		0.00%	0.00%
State taxes, net of federal taEffective Income Tax Rate Reconciliation, Change in Fair Value of Derivative Warrant Liabilitiesx benefit		(25.60%)	(17.00%)
Non-deductible transaction costs		2.30%	0.00%
Change in valuation allowance		2.30%	2.10%
Effective Income Tax Rate Reconciliation, Percent		0.00%	6.10%